Financial Instruments (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Financial Instruments [Abstract]
Foreign currencies exposure	$ 2,363,318	$ 5,499,085
Exchange rates	10
Major foreign currencies	$ 236,332	$ 549,909
Financial liabilities maturity term	1 year